1607(b, c) Reports, Opinions, Appraisals, and Negotiations	Nov. 12, 2026
Preparer and Summary [Line Items]
Outside Party or Unaffiliated Representative, Identity	Keefe, Bruyette and Woods (“KBW”)
Outside Party or Unaffiliated Representative, Qualifications [Text Block]	ALCY chose KBW as financial advisor given its expertise and track record in investment banking, capital markets and SPACs, in addition to in-house knowledge about litigation finance.
Outside Party or Unaffiliated Representative, Selection Method [Text Block]	In addition, KBW participated in meetings with several prospective investors who may participate in the PIPE transaction associated with the Business Combination. In support of ALCY’s diligence efforts, KBW participated in several in-person and virtual due diligence sessions with representatives of Cartiga. At these meetings, among other things, Cartiga responded to business, accounting and information technology-related diligence questions posed to Cartiga by representatives of KBW and meeting participants. KBW also reviewed materials provided by Cartiga regarding its business plans, anticipated growth strategy, financial results to date and financial forecast modeling, as part of its due diligence process.
Report, Opinion, or Appraisal, the SPAC or SPAC Sponsor Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false
Report, Opinion, or Appraisal, Outside Party or Unaffiliated Representative Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	true